Future Impact of Recently Issued Accounting Standards not yet in Effect	12 Months Ended
Dec. 31, 2025
Recently Issued Accounting Standards Not Yet in Effect [Abstract]
Future Impact of Recently Issued Accounting Standards not yet in Effect	Future Impact of Recently Issued Accounting Standards not yet in Effect
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable when they become effective.
IFRS 9 and IFRS 7-Contracts Referencing Nature-dependent Electricity
During 2024, the International Accounting Standards Board (IASB) issued targeted amendments to help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs). Nature-dependent electricity contracts help companies to secure their electricity supply from sources such as wind and solar power. The amount of electricity generated under these contracts can vary based on uncontrollable factors such as weather conditions. Current accounting requirements may not adequately capture how these contracts affect a company’s performance.
To allow companies to better reflect these contracts in the financial statements, the IASB has made targeted amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The amendments include: i) clarifying the application of the ‘own-use’ requirements; ii) permitting hedge accounting if these contracts are used as hedging instruments; and, iii) adding new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.
The Company is in the process of analyzing the new requirements and evaluating the potential impacts to identify and collect the necessary information to comply with the requirements of this new standard.
IFRS 18 – Presentation and Disclosure in Financial Statements
IFRS 18, Presentation and Disclosure in Financial Statements replaces IAS 1 “Presentation of Financial Statements” with the objective of improving comparability and transparency of communication in financial statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined performance measures and includes new requirements for aggregation and disaggregation of financial information based on the identified roles of the primary financial statements (“PFS”).
IFRS 18 requires an entity to classify all income and expenses within its statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations, being the first three categories new in the statement of profit or loss. These five categories are complemented by the requirement to present subtotals and totals for operating profit or loss, profit or loss before financing and income taxes and profit or loss.
IFRS 18 introduces the concept of a management-defined performance measure (“MPM”) and defines it as a subtotal of income and expenses that an entity uses in public communications outside financial statements, to communicate management's view of an aspect of the financial performance of the entity as a whole to users. In addition, IFRS 18 requires entities to disclose information about all its MPMs in a single note to the financial statements and lists several disclosures to be made, including how the measure is calculated and how it provides useful information.
Since the purpose of the PFS is to provide a useful structured summary, IFRS 18 requires to aggregate material items on the face of the PFS, and then need to disaggregate them in the notes. Also, IFRS 18 includes guidance on determining meaningful descriptions, or labels, for items that are aggregated in the financial statements, and it requires disclosure of further information regarding items labelled as “other”.
IFRS 18 is effective for reporting periods beginning on or after January 1, 2027, but earlier application is permitted and must be disclosed. However, IFRS 18 will apply retrospectively, comparative periods in both the interim and annual financial statements will need to be restated and a reconciliation of the statement of profit or loss previously published will be required for the immediately preceding comparative period.
The initial expected impacts on Company’s consolidated financial statements are, as follows:
Profit or loss
The Company is in the process of analyzing the new requirements and evaluating the potential impacts to identify, classify and disclose the necessary information to comply with the requirements of this new standard.
Balance sheet
The Company has preliminary concluded that no material changes are expected, however it will continue to analyze the new requirements, to assess if new items such as Goodwill provides a useful structured summary or the current aggregation within intangible assets remains most useful.

Cash flows
The Company has preliminary conclude that there are no material changes related to amendments of IAS 7 Statement of cash flows as dividends paid and interest paid are currently presented as a financing activity and interest received and dividends received from Investments accounted for using the equity method are presented as an investing activity.

MPM
As of the day of these financial statements management is in the process of analyzing if the current management- defined performance measures could be subject to the new disclosure requirements.

The Amendments are effective for annual periods starting on or after January 1, 2027 with early adoption permitted for classification of financial assets and related disclosures only. The Company does not anticipate that the amendments will have a material effect on the consolidated financial statements.